SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Research and development and advertising costs, Start-up costs, Government grants, Capitalized interest and Debt issuance cost (Details) - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research and development and advertising costs
Research and development expenses	¥ 7,261	¥ 9,100	¥ 3,554
Advertising costs	10,189	8,942	4,128
Capitalized interest
Total interest costs	466,460	324,085	138,260
Less: interest costs capitalized	(54,457)	(58,851)	(11,359)
Interest expenses	412,003	265,234	126,901
Debt issuance cost
Unamortised debt issuance costs	134,395	74,246
Other long-term liabilities
Government grants
Deferred government grants	16,789	14,051
General and administrative expenses
Start-up costs
Pre-operating or start-up costs incurred prior to operating a new data center	¥ 7,469	¥ 12,976	¥ 25,659